Investments - Schedule of changes in unrealized appreciation (depreciation) of available for sale securities and other investments (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase (decrease) in unrealized appreciation (depreciation) of investments:
Increase (decrease) in unrealized appreciation (depreciation) of investments	$ 4,020	$ (16,874)	$ (40,401)	$ (7,457)	$ 8,895
Net gains (losses) recognized during the period on equity securities and other investments	60	242	271	1,072
Less: Net gains (losses) recognized during the period on equity securities and other investments sold during the period	34	(49)	(57)	(225)
Unrealized gains (losses) recognized during the reporting period on equity securities and other investments still held at the reporting date	26	291	328	1,297
Fixed maturity securities
Increase (decrease) in unrealized appreciation (depreciation) of investments:
Increase (decrease) in unrealized appreciation (depreciation) of investments	4,019	(16,874)	(40,386)	(7,457)
Equities
Increase (decrease) in unrealized appreciation (depreciation) of investments:
Net gains (losses) recognized during the period on equity securities and other investments	29	(57)	(82)	(290)
Less: Net gains (losses) recognized during the period on equity securities and other investments sold during the period	33	(46)	(46)	(255)
Unrealized gains (losses) recognized during the reporting period on equity securities and other investments still held at the reporting date	(4)	(11)	(36)	(35)
Other Invested Assets
Increase (decrease) in unrealized appreciation (depreciation) of investments:
Net gains (losses) recognized during the period on equity securities and other investments	31	299	353	1,362
Less: Net gains (losses) recognized during the period on equity securities and other investments sold during the period	1	(3)	(11)	30
Unrealized gains (losses) recognized during the reporting period on equity securities and other investments still held at the reporting date	30	302	364	1,332
Other investments
Increase (decrease) in unrealized appreciation (depreciation) of investments:
Increase (decrease) in unrealized appreciation (depreciation) of investments	$ 1	$ 0	$ (15)	$ 0